ACCOUNTS RECEIVABLE (Tables) - Open World Ltd. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of accounts receivable

	March 31, 2026	December 31, 2025
Accounts receivable - crypto assets	$957,800	$1,211,696
Accounts receivable - other	606,286	54,527
Total accounts receivable	$1,564,086	$1,266,223

	December 31, 2025	December 31, 2024
Accounts receivable - crypto assets	1,211,696	13,463,445
Accounts receivable - other	54,527	471,168
Total accounts receivable	1,266,223	13,934,613

Schedule of reconciliation accounts receivable

	March 31, 2026	December 31, 2025
Gross accounts receivable, beginning balance	$2,559,072	$14,804,519
Additions / new contracts	2,928,696	26,652,008
Settlements	(2,244,409)	(22,636,869)
Net change in fair value of accounts receivable	(367,015)	(11,711,086)
Change in contract terms	-	(4,549,500)
Gross accounts receivable, ending balance	$2,876,344	$2,559,072
Allowance for doubtful accounts, beginning balance	$(1,292,849)	$(869,906)
Provision for expected credit losses	(19,409)	(422,943)
Allowance for doubtful accounts, ending balance	$(1,312,258)	$(1,292,849)
Net accounts receivable, ending balance	$1,564,086	$1,266,223

	December 31, 2025	December 31, 2024
Beginning balance, January 1	13,934,613	2,395,177
Additions / new contracts	26,652,008	39,749,349
Settlements	(22,636,869)	(24,617,356)
Net change in fair value of receivables	(11,711,086)	(2,722,651)
Change in revenue contract	(4,549,500)	-
Allowance for doubtful accounts	(422,943)	(869,906)
Ending balance, December 31	1,266,223	13,934,613

Schedule of allowance for doubtful accounts

	December 31, 2025	December 31, 2024
Beginning balance, January 1	869,906	–
Provision for expected credit losses	422,943	869,906
Write-offs charged against the allowance	–	–
Recoveries of amounts previously written off	–	–
Ending balance, December 31	1,292,849	869,906